INCOME TAXES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Contingency [Line Items]
Cumulative temporary differences of investments in foreign subsidiaries | ¥		¥ 0	¥ 0
Unrecognized deferred tax liabilities | ¥		¥ 0	¥ 0
Entitlement Of Income Tax Refund, Description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
PRC [Member]
Income Tax Contingency [Line Items]
Net operating losses | $	$ 65,151
Hong Kong [Member]
Income Tax Contingency [Line Items]
Net operating losses | $	$ 11,086
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Net operating losses expiration year		2022
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Net operating losses expiration year		2026